PENSIONS - Employer Contributions and Payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
UK Scheme
Pensions:
Employer contributions	$ 0
Estimated future benefit payments:
2021	590
2022	370
2023	380
2024	420
2025	660
2026 - 2030	2,350
Marine Scheme
Pensions:
Employer contributions	2,900
Estimated future benefit payments:
2021	2,700
2022	2,600
2023	2,500
2024	2,400
2025	2,300
2026 - 2030	$ 11,000